Derivatives, Gross Fair Values of Derivative Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivative Assets
Fair value derivative assets	$ 45,876	$ 54,559
Counterparty netting, assets	(27,172)	(34,304)
Cash collateral netting, assets	(4,258)	(5,532)
Total derivatives subject to enforceable master netting arrangements, net, assets	14,446	14,723
Derivatives not subject to enforceable master netting arrangements, assets	7,032	11,123
Total derivatives recognized in consolidated balance sheet, net, assets	21,478	25,846
Non-cash collateral not offset, assets	(1,432)	(2,157)
Total Derivatives, net, assets	20,046	23,689
Derivative Liabilities
Fair value derivative liabilities	41,238	50,082
Counterparty netting, liabilities	(27,046)	(34,106)
Cash collateral netting, liabilities	(9,486)	(7,450)
Total derivatives subject to enforceable master netting arrangements, net, liabilities	4,706	8,526
Derivatives not subject to enforceable master netting arrangements , liabilities	4,718	7,983
Total derivatives recognized in consolidated balance sheet, net, liabilities	9,424	16,509
Non-cash collateral not offset, Liabilities	(412)	(3,588)
Total Derivatives, net, liabilities	9,012	12,921
Derivatives (Textual) [Abstract]
Valuation adjustments for derivative assets	284	399
Valuation adjustments for derivative liabilities	158	201
Interest rate contracts [Member]
Derivative Assets
Fair value derivative assets	20,287	32,125
Derivative Liabilities
Fair value derivative liabilities	16,874	25,174
Interest rate contracts [Member] | OTC [Member]
Derivative Assets
Fair value derivative assets	20,067	30,958
Derivative Liabilities
Fair value derivative liabilities	16,654	24,048
Interest rate contracts [Member] | OTC cleared [Member]
Derivative Assets
Fair value derivative assets	168	1,156
Derivative Liabilities
Fair value derivative liabilities	192	1,099
Interest rate contracts [Member] | Exchange traded [Member]
Derivative Assets
Fair value derivative assets	52	11
Derivative Liabilities
Fair value derivative liabilities	28	27
Commodity contracts [Member]
Derivative Assets
Fair value derivative assets	5,597	1,785
Derivative Liabilities
Fair value derivative liabilities	2,296	1,461
Commodity contracts [Member] | OTC [Member]
Derivative Assets
Fair value derivative assets	5,040	1,498
Derivative Liabilities
Fair value derivative liabilities	1,249	1,009
Commodity contracts [Member] | Exchange traded [Member]
Derivative Assets
Fair value derivative assets	557	287
Derivative Liabilities
Fair value derivative liabilities	1,047	452
Equity contracts [Member]
Derivative Assets
Fair value derivative assets	13,625	12,506
Derivative Liabilities
Fair value derivative liabilities	15,816	15,801
Equity contracts [Member] | OTC [Member]
Derivative Assets
Fair value derivative assets	6,132	7,747
Derivative Liabilities
Fair value derivative liabilities	9,730	11,068
Equity contracts [Member] | Exchange traded [Member]
Derivative Assets
Fair value derivative assets	7,493	4,759
Derivative Liabilities
Fair value derivative liabilities	6,086	4,733
Foreign exchange contracts [Member]
Derivative Assets
Fair value derivative assets	6,335	8,088
Derivative Liabilities
Fair value derivative liabilities	6,221	7,603
Foreign exchange contracts [Member] | OTC [Member]
Derivative Assets
Fair value derivative assets	6,335	8,088
Derivative Liabilities
Fair value derivative liabilities	6,221	7,603
Credit contracts [Member]
Derivative Assets
Fair value derivative assets	32	55
Derivative Liabilities
Fair value derivative liabilities	31	43
Credit contracts [Member] | OTC [Member]
Derivative Assets
Fair value derivative assets	32	55
Derivative Liabilities
Fair value derivative liabilities	$ 31	$ 43